Restatement (Tables)	6 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Schedule of Effect of Restatement on Financial Statements

The effect of the restatement on the Company’s financial statements for the six months ended December 31, 2018 is as follows:

	As previously reported	Adjustment	As restated
	(Unaudited)		(Audited)
Account payable	1,296	(1,296)	-
Other payables and accrued expenses	36,130	2,296	38,426
Accumulated deficit	110,335	1,000	111,335
General and administrative expenses	48,423	1,000	49,423
Net loss	48,423	1,000	49,423